Short-term Borrowings	12 Months Ended
Dec. 31, 2014
SHORT-TERM BORROWINGS [Abstract]
Short-term Borrowings
14.	SHORT-TERM BORROWINGS

Short-term borrowings as of December 31, 2013 and 2014 are as follows:

	December 31, 2013	December 31, 2014
	RMB	RMB
Borrowing from China Minsheng Bank	511,837	—
Borrowing from Industrial and Commercial Bank of China	244,248	—
Borrowing from China Merchants Bank	262,166	—
Borrowing from Shanghai Commercial & Savings Bank	195,101	—
Borrowing from Bank of Taiwan	182,907	—
Borrowing from Bank of China	171,628	—
Total short-term borrowings	1,567,887	—

The movement of short-term borrowings during the years ended December 31, 2013 and 2014 are as follows:

	For the Years Ended December 31,
	2013	2014
	RMB	RMB
Balance at beginning of year	1,668,773	1,567,887
Add: Current year additions	1,656,256	—
Less: Current year repayment	(1,747,127)	(1,598,299)
Foreign currency translation	(10,015)	30,412
Balance at end of year	1,567,887	—

Weighted average short-term borrowings were RMB593.3 million (due to the timing of borrowings and repayments) and RMB756.7 million for 2013 and 2014, respectively. Weighted average interest rates for the same periods were 4.4% and 3.2%, respectively. As previously disclosed in the Group’s prior years’ issued consolidated financial statements, short term borrowings relate to the Group’s relationship with its former controlling shareholder Shanda Interactive and respective needs for or availability of USD or RMB-denominated capital involving formerly related parties, as well as the Group’s completion of the 2013 Transaction (Note 1).